Changes in Capital Accounts, textuals (Details) $ / shares in Units, $ in Thousands	1 Months Ended	2 Months Ended			3 Months Ended	5 Months Ended		6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Feb. 09, 2018 USD ($) shares	Mar. 15, 2019 shares	Feb. 15, 2019 USD ($) shares	Feb. 15, 2018 USD ($)	Mar. 21, 2017 $ / shares shares	May 30, 2017 USD ($) $ / shares shares	Jun. 09, 2016	Jul. 05, 2017	Jul. 27, 2017	Aug. 24, 2017	Sep. 25, 2017	Nov. 02, 2017	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($)
Stockholders equity reverse stock splits							one-for-eight reverse stock split	one-for-seven reverse stock split	one-for-six reverse stock split	one-for-seven reverse stock split	one-for-three reverse stock split	one-for-seven reverse stock split
Number of reverse stock splits during 2016 and 2017													6
Common stock shares issued													14,463,231	4,051,266
Common stock shares outstanding													14,463,231	4,051,266
Equity incentive plan, number of shares reserved													388,300
Restricted common stock, award vesting period	2 years
Compensation cost on restricted stock awards | $													$ 1,587	$ 1,171	$ 1,119
Unrecognized compensation cost relating to restricted share awards | $													$ 3,680	267
Period for recognition for unrecognized compensation cost													7 months 10 days
Net proceeds after deducting offering expenses | $													$ 17,413	$ 31,989
Preferred stock par value | $ / shares													$ 0.01	$ 0.01
Issuance of preferred stock in exchange for loan reduction | $													$ 0	$ 3,000	$ 0
Preferred stock shares outstanding													350	389
Percentage of shares that will vest on the grant date	33.00%
Warrants outstanding													100,010
Restricted common stock award, value | $	$ 380			$ 5,000
Restricted stock award, shares	161,700												161,700
Percentage of shares vesting after grant date	66.00%												66.00%
Executive Officers And Non Executive Directors [Member]
Restricted common stock, award vesting period				2 years
Compensation cost on restricted stock awards | $													$ 1,464
Percentage of shares that will vest on the grant date				33.00%
Percentage of shares vesting after grant date				66.00%
Executive Officers And Non Executive Directors [Member] | Subsequent Event [Member]
Restricted common stock, award vesting period			2 years
Percentage of shares that will vest on the grant date			33.00%
Restricted common stock award, value | $			$ 5,000
Restricted stock award, shares			5,747,786
Percentage of shares vesting after grant date			66.00%
2015 Equity Incentive Plan Amendment [Member]
Equity incentive plan, number of shares reserved	550,000
Common Stock [Member]
Conversion of Series B preferred stock to common stock (Note 7), shares													10,250,265	4,049,733
Preferred Stock [Member]
Issuance of Series B preferred stock, shares													17,490	32,500
Conversion of Series B preferred stock to common stock													17,529	32,211
Issuance of Series C preferred stock, shares														100
Preferred stock shares outstanding													100
Additional Paid-in Capital [Member]
Net proceeds after deducting offering expenses | $													$ 17,413	$ 31,989
Issuance of preferred stock in exchange for loan reduction | $														$ 3,000
Kalani [Member]
Preferred Shares Convertible Threshold Consecutive Trading Days													5 days
Preferred Stock Conversion Price Per Share | $ / shares													$ 0.5
Conversion Price Percentage													92.25%
Warrants exercise price | $ / shares													$ 1,000
Kalani [Member] | Certain Minimum Trading Volume Of Common Shares Is Met [Member]
Preferred Stock Conversion Price Per Share | $ / shares													$ 7
Diana Shipping Inc [Member]
Issuance of Series C preferred stock, shares						100
Preferred stock par value | $ / shares						$ 0.01
Preferred stock, voting rights						49%							250.000 votes
Issuance of preferred stock in exchange for loan reduction | $						$ 3,000
Outstanding principal balance | $													$ 0
Series B Convertible Preferred Stock [Member]
Preferred stock par value | $ / shares													$ 0.01
Series B Convertible Preferred Stock [Member] | Registered Direct Offering [Member]
Issuance of preferred stock, shares					3,000
Number of warrants					6,500
Preferred stock par value | $ / shares					$ 0.01
Series B-2 Convertible Preferred Stock [Member]
Preferred stock shares outstanding													250	289
Series B-2 Convertible Preferred Stock [Member] | Subsequent Event [Member]
Number of warrants		3,470
Conversion of Series B preferred stock to common stock		3,720
Conversion of Series B preferred stock to common stock (Note 7), shares		5,348,947
Preferred stock shares outstanding		0
Series B-2 Convertible Preferred Stock [Member] | Private Placement Offering [Member]
Number of warrants					140,500